Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com
July 25, 2018
Jacob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Tortoise Essential Assets Income Term Fund (formerly Tortoise
Essential Assets Income 2024 Term Fund, Inc.) (the “Registrant”)

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 relating to the issuance of common shares in connection with the Registrant’s initial public offering.

Pre-Effective Amendment No. 1 incorporates revisions to the Registrant’s Registration Statement on Form N-2 filed on April 24, 2017 in response to comments provided by the staff of the U.S. Securities and Exchange Commission to Vedder Price P.C. on May 23, 2017 with respect to the Registration Statement (as addressed in separate correspondence to the staff dated July 25, 2018). In addition, Pre-Effective Amendment No. 1 reflects changes to the investment strategy and term structure of the Fund made since the initial filing. Pre-Effective Amendment No. 1 also reflects the conversion of the Fund from a Maryland corporation to a Maryland statutory trust.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours,

Jacob C. Tiedt
Shareholder

JCT/Enclosures

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005
Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.